Federal Income Taxes - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Income Taxes (Textual) [Abstract]
Decrease of unrecognized tax benefits	$ (15)
IRS audit of tax return	The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC's consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.
Federal income tax liability	$ 61	$ 18
Federal income taxes refunded			$ 107
Federal income taxes	The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively
Federal income taxes paid	$ 33
Company recorded tax expense (benefit)	$ (1)	$ 16
Income-housing credit carryforwards description	Income-housing credit carryforwards, which expire between 2024 and 2035
Low Income-housing credit carry forwards	$ 218
Minimum tax credit carryforwards	197
Foreign tax credit carryforwards	$ 68
Local income tax examinations year by tax authorities	2010
Income tax returns description	The IRS commenced an examination of the Company's U.S. income tax returns for the years 2011 through 2012.
Earliest Tax Year [Member]
Federal Income Taxes (Textual) [Abstract]
Tax Examination year	2006
Foreign tax credit carryforwards expiring period	2025
Latest Tax Year [Member]
Federal Income Taxes (Textual) [Abstract]
Tax Examination year	2010
Foreign tax credit carryforwards expiring period	2019
Domestic Tax Authority [Member]
Federal Income Taxes (Textual) [Abstract]
Gross federal net operating loss carryforwards	$ 248
Gross federal net operating loss carryforwards expiration period	2028